AUGUST 31, 1999



                              Chase Vista
                              Tax Free Funds


TAX FREE INCOME FUND          ANNUAL REPORT

NEW YORK TAX FREE
INCOME FUND

CALIFORNIA
INTERMEDIATE TAX
FREE FUND









                              [Chase Vista Funds Logo]

                                                                     ARTF-2-1099

                                   Highlights

o The US economy continued its record expansion during the reporting year as unemployment fell to a 28-year low.

o After fears of a global economic downturn led the Fed to cut interest rates three times early in the reporting period, the central bank subsequently reversed course amid signs that a global recovery was underway.

o Although there were no sustained signs of inflationary pressures, long-term interest rates began to rise in February and ended the reporting year higher. Municipal bond yields were not immune to the effects of higher interest rates, and prices fell as a result.


                                    CONTENTS

Chairman's Letter                                                              3

Chase Vista Tax Free Income Fund                                               4
  Fund Commentary o Portfolio of Investments

Chase Vista New York Tax Free Income Fund                                     13
Fund Commentary o Portfolio of Investments

Chase Vista California Intermediate Tax Free
Fund                                                                          21
Fund Commentary o Portfolio of Investments

Financial Statements                                                          28
Notes to Financial Statements                                                 31

Financial Highlights                                                          36


INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                           Chase Vista Tax Free Funds
                               Chairman's Letter

                                                                October 10, 1999
Dear Shareholder:

We are pleased to present this annual report for the Chase Vista Tax Free Income Funds for the year ended August 31, 1999. Inside you will find information on the performance of each fund along with a report from the portfolio management team.

Fixed Income Markets Driven by Changing Perceptions of Global Economy

One of the major economic and investing trends of the 1990s has been globalization, and there is no doubt that the increasing interconnectedness of economies around the world was a major factor in fixed income markets during the reporting year.

The reporting year began with the Federal Reserve dramatically cutting interest rates in order to avoid a global credit crunch created by a number of factors. These included the ongoing effects of the Asian financial crisis, the breakdown of the Russian financial system, continued sluggishness in Japan and Europe, and currency and credit difficulties in Latin America. The combination of these factors created a flight to the quality of U.S. Treasury securities and pushed the yield on the benchmark 30-year bond to a low of 4.72% on October 5, 1998.

By the second half of the reporting period, signs of recovery in other parts of the world, combined with ongoing strength in the U.S., drove interest rates higher as bond market participants feared that the U.S. economy would overheat and the Fed would begin hiking interest rates. Despite the fact that inflation remained under control, the Fed did indeed begin to raise short-term rates while the bond market pushed the benchmark 30-year Treasury to a reporting year high of 6.28% on August 12, 1999. As the period ended with confirmation of improvement in foreign economies, the fact that the U.S. growth showed no signs of abating led to further negative sentiment in fixed income markets, which was compounded by the fact that the Fed appeared likely to hike rates further.

As an investor in a Chase Vista Tax Free Fund, you enjoyed competitive dividend yields during the reporting year. Our management team did an excellent job protecting the overall value of your investment despite rising rates and falling prices, and we are confident that our disciplined investment process and experienced managers will continue to deliver strong relative performance and competitive levels of tax-free income in the future. We appreciate the confidence you have placed in us and look forward to serving your investment needs well into the future.

Sincerely yours,

/s/ Fergus Reid

Fergus Reid

                                                                            |
                                                                            | 3
                                                                            |

                        Chase Vista Tax Free Income Fund

                             as of August 31, 1999
                                  (unaudited)

Fund Facts

                   Objective         Federal tax exempt income*

         Primary investments         Municipal bonds

 Suggested investment time frame     3-5 Years minimum

                Market benchmark     Lehman Municipal Bond Index

           Lipper Funds category     General Municipal Debt Funds
                                     Average

                                     Class A         Class B
                                     -------         -------

                  Inception date     9/8/87          11/4/93

                Newspaper symbol     TF Inc          not listed

                      Net assets     $56 Million     $14 Million

                Average maturity     23.8 years      23.8 years

                Average duration     8.3 years       8.3 years

                 Average quality     A               A

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

|------|------|------|
|      |      |  X   |  High
|------|------|------|
|      |      |      |  Med.
|------|------|------|
|      |      |      |  Low
|------|------|------|
Short   Int.   Long

  |
4 |
  |

                        Chase Vista Tax Free Income Fund

                              as of August 31, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of -1.33% for the year ended August 31, 1999 (Class A shares, without sales charges). This compares to a return of -1.73% for the Lipper General Municipal Debt Funds Average and .50% for the unmanaged Lehman Municipal Bond Index.


How the Fund Was Managed

With its longer-than-benchmark duration, the Fund benefited as interest rates continued their sharp decline in September and early October of 1998 in response to dramatic action by the Fed to loosen monetary policy in light of global economic concerns. However, rates on municipal bonds fell less sharply than those on Treasuries with comparable maturities and by early October the average 30-year tax-exempt municipal bond was providing yields that were actually higher than that of the taxable 30-year U.S. Treasury bond.

The management team took advantage of the unusually high relative rates of municipal bonds by extending the Fund's duration (and hence its interest rate sensitivity) and over-weighting New York bonds whose yields were higher (and prices were lower) than those of other areas. By the end of October, with supply increasing more than expected, the management team maintained duration levels and focused on increasing quality, a move which began to pay off as 1998 ended. When supply sputtered in early 1999, the Fund's long duration once again proved beneficial.

In early February, the management team's relative value analysis led it to cut duration to take advantage of steepness in the 10 to 15 year part of the yield curve. While this area of the curve was subsequently hurt by unexpected selling by crossover buyers (pensions, life insurance companies and arbitrage accounts that move quickly among markets), the Fund maintained its disciplined investing approach as the yield advantage in the middle part of the yield curve became even more pronounced. This focus had the net affect of reducing duration.

As the reporting year came to a close, the management team's shorter relative duration and continued focus on the 10-year part of the yield curve had begun to be a positive factor in performance.


Where the Fund May Be Headed

Moving into the new reporting year, the Fund has begun to slowly lower duration and concentrate purchases in the 10 to 15 years range, where greater than 90% of the yield curve can be obtained without undertaking commensurate long bond risk. Given that a higher interest rate environment is typically attractive to retail investors, the Fund intends to remain focused on those securities most attractive to these buyers in order to maintain maximum liquidity.

                                                                            |
                                                                            | 5
                                                                            |

                        Chase Vista Tax Free Income Fund

                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested


[Start Pie Chart]

Investments   (98.6%)
Cash/Other     (1.4%)

[End Pie Chart]


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                   1 Year           5 Years            10 Years
                                   ------           -------            --------
 Class A Shares
  Without Sales Charge             -1.33%            5.65%               7.59%
  With Sales Charge*               -5.77%            4.68%               7.10%
 Class B Shares+
  Without CDSC                     -2.23%            4.79%               7.06%
  With CDSC**                      -6.95%            4.46%               7.06%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* The maximum sales charge for A shares is 4.50%.

** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.


  |
6 |
  |

                        Chase Vista Tax Free Income Fund

                              as of August 31, 1999
                                   (unaudited)


10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Visa Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


{Start Mountain Chart}

Chase Vista Tax Free Income Fund
Lehman Muni Bond Index
Lipper General  Muni Debt Funds Avg.

1989          9,555        10,000           10,000
1990         10,032        10,642           10,477
1991         11,423        11,898           11,707
1992         13,147        13,228           13,041
1993         15,360        14,796           14,657
1994         15,083        14,817           14,484
1995         16,069        16,132           15,544
1996         16,853        16,975           16,273
1997         18,394        18,548           17,713
1998         20,120        20,152           19,164
1999         19,853        20,315           18,848

[End End Chart]


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average from August 31, 1989 to August 31, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 267 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.


                                                                            |
                                                                            | 7
                                                                            |

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1999
(amounts in thousands)


Principal
  Amount     Issuer                                        Value
------------------------------------------------------------------
Long Term Municipal Bonds -- 95.4%
------------------------------------------------------------------
             Alabama -- 10.3%
$ 7,000       Alabama State, Ser. A, GO, 5.50%,
               10/01/01                                    $ 7,189
                                                           -------
             California -- 8.3%
    150       California Board of Regents, UCLA,
               Educational Facilities Authority, Rev.,
               7.00%, 09/01/00 -                               158
    150       California Educational Facilities Authority,
               Pepperdine Univ., Rev., 7.20%,
               11/01/15                                        159
  2,500       San Francisco, California, City & County
               Community International Airport, 2nd
               Ser., Issue 18A, Rev., 5.25%, 05/01/12        2,498
  2,800       South Orange County Public Financing
               Authority, Senior Lien, Ser. A, Rev.,
               6.20%, 09/01/13 @                             2,986
                                                           -------
                                                             5,801
                                                           -------
             Connecticut -- 2.2%
  1,700       Mashantucket Western Pequot Tribe
               Connecticut, Special Rev., Ser. A, Rev.,
               5.50%, 09/01/28                               1,558
                                                           -------
             Georgia -- 5.3%
  2,000       Fulton County, Georgia, School District,
               GO, 5.25%, 01/01/15                           1,973
  2,000       Georgia State, GO, 4.00%, 07/01/12             1,760
                                                           -------
                                                             3,733
                                                           -------
             Illinois -- 0.3%
    150       Chicago O'Hare International Airport,
               Ser. A, Rev., 7.50%, 01/01/03                   154
     65       Illinois Housing Development Authority,
               Ser. A, Rev., 8.00%, 06/01/26                    68
                                                           -------
                                                               222
                                                           -------

                       See notes to financial statements.


   |
 8 |
   |

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                        Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
             Kansas -- 3.5%
$ 2,355       Kansas City, Kansas, Utility System,
               Rev., 6.38%, 09/01/23                       $ 2,478
                                                           -------
             Maryland -- 0.1%
     75       Maryland State Community Development
               Administration, Housing &
               Community Development, Single
               Family, 2nd Ser., Rev., 7.60%,
               04/01/23                                         77
                                                           -------
             Massachusetts -- 1.6%
     35       Massachusetts State Housing Finance
               Authority, Rev., 7.75%, 12/01/20                 35
  1,000       New England Education Loan Marketing
                Corp., Massachusetts Student Loan,
                Sub-Issue H, Rev., 6.90%, 11/01/09           1,085
                                                           -------
                                                             1,120
                                                           -------
             Michigan -- 2.3%
  1,000       Michigan State Housing Authority,
               Rental Housing, Ser. B,
               Rev., 7.55%, 04/01/23                         1,051
    500       Wayne County Building Authority,
               Ser. A, GO, 8.00%, 03/01/02 -                   552
                                                           -------
                                                             1,603
                                                           -------
             Missouri -- 1.1%
    720       Sikeston Missouri Electric, Rev., 6.00%,
               06/01/16                                        766
                                                           -------
             Montana -- 1.6%
  1,100       Montana State, Long Range Building
               Program, Ser. D, GO, 5.38%,
               08/01/12                                      1,108
                                                           -------
             Nevada -- 0.1%
    100       Nevada Housing Division, Single Family,
               Rev., 8.20%, 10/01/19                           105
                                                           -------

                       See notes to financial statements.


                                                                            |
                                                                            | 9
                                                                            |

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                        Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
             New Jersey -- 10.0%
$ 3,455       Middletown, New Jersey, Board of
               Education, GO, 5.80%, 08/01/20 @             $3,518
  1,500       New Jersey State, Educational Facilities
               Authority, Fairleigh Dickinson
               University, Ser. G, Rev., 5.70%,
               07/01/28                                      1,404
  2,000       New Jersey State, Transportation Trust
               Fund Authority, Ser. A, Rev., 5.75%,
               06/15/15*                                     2,083
                                                            ------
                                                             7,005
                                                            ------
             New York -- 25.5%
  2,000       Long Island Power Authority, New York,
               Electric Systems, Ser. A, Rev., 5.50%,
               12/01/13                                      2,035
  2,450       New York City, New York, Ser. A, GO,
               6.25%, 08/01/09                               2,644
              New York City, New York, IDA,
  2,500        IDR, Brooklyn Navy Yard Cogen
                Partners Project, Rev., 5.75%,
                10/01/36                                     2,363
    470        Mt. St. Vincent College, Rev., 7.00%,
                05/01/08                                       502
  1,700       New York State, Dorm Authority,
              New York University Educational
               Facilities, Ser. A, Rev., 5.75%,
               07/01/27                                      1,738
              Port Authority of New York & New Jersey,
  5,000        Consolidated 93rd Ser., Rev., 6.13%,
                06/01/2094                                   5,342
  1,500        Consolidated 114th Ser., Rev., 4.75%,
                08/01/33                                     1,293
  2,000       Utica, New York, IDA, Civic Facility,
               Munson-Williams-Proctor Institute
               Project, Ser. A, Rev., 5.38%, 07/15/19        1,919
                                                            ------
                                                            17,836
                                                            ------

                       See notes to financial statements.


   |
10 |
   |

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                        Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
             Ohio -- 6.5%
$ 4,000       Cleveland, Ohio, Public Power System
               First Mortgage, Ser. A, Rev., 7.00%,
               11/15/04 - @                                $ 4,529
                                                           -------
             Oklahoma -- 6.7%
  2,000       Oklahoma Housing Finance Agency,
               Single Family, Ser. B-2, Rev., 6.80%,
               09/01/26                                      2,164
  2,500       Oklahoma State, Turnpike Authority,
               Ser. A, Rev., 5.25%, 01/01/13                 2,504
                                                           -------
                                                             4,668
                                                           -------
             Pennsylvania -- 4.2%
  3,000       Delaware Valley, Pennsylvania, Regional
               Finance Authority, Local Government,
               Ser. A, Rev., 5.50%, 08/01/28                 2,961
                                                           -------
             Puerto Rico -- 0.1%
     75       Puerto Rico Urban Renewal & Housing,
               Rev., 7.88%, 10/01/04                            77
                                                           -------
             South Carolina -- 0.7%
              South Carolina Housing Finance &
               Development Authority, Fairway Apts.
               Project,
    250        Rev., 7.63%, 04/01/33                           259
    235        Ser. B, Rev., 7.80%, 07/01/09                   240
                                                           -------
                                                               499
                                                           -------
             South Dakota -- 0.1%
    100       South Dakota Housing Development
               Authority, Ser. A, Rev., 5.88%,
               05/01/12                                        102
                                                           -------
             Utah -- 0.4%
    250       Utah State Board of Regents, Student
               Loan, Ser. F, Rev., 7.45%, 11/01/08             264
                                                           -------
             Virgin Islands -- 4.1%
  3,000       Virgin Islands Public Finance Authority,
               Ser. A, Rev., 5.50%, 10/01/22                 2,832
                                                           -------

                         See notes to financial statements.


                                                                            |
                                                                            | 11
                                                                            |

Chase Vista Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)


Principal
  Amount     Issuer                                        Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
             Washington -- 0.4%
$  250        Washington State Public Power Supply,
               Nuclear Project, Ser. B, Rev., 7.25%,
               07/01/09                                    $   283
------------------------------------------------------------------
             Total Long Term Municipal Bonds
             (Cost $67,330)                                 66,816
------------------------------------------------------------------
Short Term Investments--7.7%
------------------------------------------------------------------
             Floating Rate Demand Note -- 1.7%
 1,200        Long Island Power Authority, New York
               Electric System, Sub-Ser. 5,
               Rev., 2.70%, 09/01/99
             (Cost $1,200)                                   1,200
                                                           -------
Shares
             Money Market Funds -- 6.0%
 2,031        Provident Municipal Cash Money Market
               Fund                                          2,031
 2,190        Provident Municipal Money Market Fund          2,190
                                                           -------
             Total Money Market Funds
             (Cost $4,221)                                   4,221
------------------------------------------------------------------
             Total Short Term Investments
             (Cost $5,421)                                   5,421
------------------------------------------------------------------
             Total Investments -- 103.1%
             (Cost $72,751)                                $72,237
------------------------------------------------------------------

Index:
-              --   The maturity date shown is the date of the prerefunded call.
*              --   When Issued security.
@              --   All or a portion of this security is segregated for When Issued securities.
Dorm           --   Dormitory.
Floating Rate
Demand Note    --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
GO             --   General Obligation Bond.
IDA            --   Industrial Development Authority.
IDR            --   Industrial Development Revenue.
Rev.           --   Revenue Bond.

                       See notes to financial statements.


   |
12 |
   |

                   Chase Vista New York Tax Free Income Fund

                             as of August 31, 1999
                                  (unaudited)

Fund Facts

                   Objective         Income exempt from federal and
                                     New York state and city taxes*

         Primary investments         New York municipal bonds

 Suggested investment time frame     3-5 years minimum

                Market benchmark     Lehman Municipal Bond Index

           Lipper Funds category     NY Tax Exempt Municipal Debt
                                     Funds Average

                                     Class A         Class B
                                     -------         -------
                  Inception date     9/8/87          11/4/93

                Newspaper symbol     NY TF           not listed

                      Net assets     $87 Million     $15 Million

                Average maturity     19.7 years      19.7 years

                Average duration     8.2 years       8.2 years

                 Average quality     A               A

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

|------|------|------|
|      |      |      |  High
|------|------|------|
|      |      |  X   |  Med.
|------|------|------|
|      |      |      |  Low
|------|------|------|
Short   Int.   Long


                                                                            |
                                                                            | 13
                                                                            |

                    Chase Vista New York Tax Free Income Fund

                              as of August 31, 1999
                                   (unaudited)


How the Fund Performed

Chase Vista New York Tax Free Income Fund, which seeks to provide income exempt from Federal as well as New York state and local taxes through a portfolio of higher-quality and longer-term municipal bonds, had a total return of -1.60% for the year ended August 31, 1999 (Class A shares, without sales charges). This compares to a return of -1.64% for the Lipper New York Tax Exempt Municipal Debt Funds Average and .50% for the unmanaged Lehman Municipal Bond Index.


How the Fund Was Managed

With its longer-than-benchmark duration, the Fund benefited as interest rates continued their sharp decline in September and early October of 1998 in response to dramatic by the Fed to loosen monetary policy in light of global economic concerns. The management team extended the Fund's duration (and hence its interest rate sensitivity) when yields on New York issues moved higher in expectation of a huge new issue from Long Island Power Authority and the management team bought heavily with an eye on long-term yield.

When supply was subsequently even heavier than expected, the Fund initially suffered from its aggressive duration, but the management team decided against cutting duration by selling what were essentially irreplaceable, non-callable higher yielding bonds and thereby realizing gains that would be taxable to shareholders. Instead, the management team decided to ride through the difficult period and focus on increasing quality and, by the end of the 1998, this focus on quality began to pay off and the Fund ended the year strongly.

In early February, the management team's relative value analysis led it to cut duration to take advantage of steepness in the 10 to 15 year part of the yield curve. While this area of the curve was subsequently hurt by unexpected selling by crossover buyers (pensions, life insurance companies and arbitrage accounts that move quickly among markets), the Fund maintained its disciplined investing approach as the yield advantage in the middle part of the yield curve became even more pronounced.

As the reporting year came to a close, the management team's shorter relative duration and continued focus on the 10-year part of the yield curve had begun to be a positive factor in performance. In effect, the relative value approach paid off, although it did take longer than anticipated. The Fund also began investing in higher-yielding paper in an effort to increase income. This final move proved doubly positive as the Fund not only had more income with which to offset falling prices, but also benefited from the fact that high-yield municipal bonds tend to have less principal erosion than municipal issues of comparable maturity in a rising rate environment.


Where the Fund May Be Headed

Moving into the new reporting year, the Fund maintains its focus on high-yield municipal bonds and has begun to slowly decrease duration. Given that a higher interest rate environment is typically attractive to retail investors, the Fund intends to remain focused on those securities most attractive to these buyers in order to maintain maximum liquidity.


   |
14 |
   |

                    Chase Vista New York Tax Free Income Fund

                              as of August 31, 1999
                                   (unaudited)

How Much of the Fund Was Invested


[Start Pie Chart]

Investments   (98.5%)
Chas/Other     (1.5%)

[End Pie Chart]


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                   1 Year          5 Years             10 Years
                                   ------          -------             --------
 Class A Shares
  Without Sales Charge             -1.60%           5.38%                6.94%
  With Sales Charge*               -6.03%           4.42%                6.45%
 Class B Shares+
  Without CDSC                     -2.47%           4.56%                6.46%
  With CDSC**                      -7.14%           4.22%                6.46%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* The maximum sales charge for A shares is 4.50%.

** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.


                                                                            |
                                                                            | 15
                                                                            |

                    Chase Vista New York Tax Free Income Fund

                              as of August 31, 1999
                                   (unaudited)


10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista New York Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[Start Mountain Chart]

Chase Vista New York Tax Free Income Fund
Lehman Muni Bond Index
Lipper New York Tax Exempt
Muni Debt Funds Avg.

1989             9,555           10,000                 10,000
1990             9,971           10,642                 10,490
1991            11,160           11,898                 11,709
1992            12,675           13,228                 13,103
1993            14,500           14,796                 14,775
1994            14,375           14,817                 14,573
1995            15,355           16,132                 15,490
1996            16,000           16,975                 16,185
1997            17,416           18,548                 17,605
1998            18,988           20,152                 19,064
1999            18,688           20,315                 18,744

[End Mountain Chart]


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista New York Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Tax Exempt Municipal Debt Funds Average from August 31, 1989 to August 31, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect investment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance. The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Tax Exempt Municipal Debt Funds Average represents the average performance of a universe of 100 actively-managed New York tax-exempt municipal bond mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.


   |
16 |
   |

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1999
(amounts in thousands)

Principal
  Amount     Issuer                                            Value
----------------------------------------------------------------------
Long Term Municipal Bonds -- 94.2%
----------------------------------------------------------------------
$ 1,825       Metropolitan Transportation Authority,
               New York, Transit Facilities, Ser. A,
               Rev., 4.75%, 07/01/24                          $  1,574
    550       Monroe County, New York, IDA, Public
               Improvement, Canal Ponds Park,
               Ser. A, Rev., 7.00%, 06/15/13                       588
  6,925       Nassau County, New York, Ser. P, GO,
               6.40%, 11/01/04 -                                 7,670
              New York City, New York,
  1,000        Ser. A, GO, 6.25%, 08/01/08                       1,089
  1,000        Ser. B, GO, 7.50%, 02/01/03                       1,080
    160        Ser. F, GO, 8.25%, 11/15/02                         175
  5,000        Ser. J, GO, 5.35%, 08/01/12                       4,958
              New York City, New York, IDA, Civic Facility,
     475       Mt. St. Vincent College,
                Rev., 7.00%, 05/01/08                              507
  1,430       New York Blood Center Inc. Project,
               Rev., 7.20%, 05/01/04 -                           1,582
  1,500       YMCA Greater New York Project,
               Rev., 5.80%, 08/01/16                             1,493
              New York City, New York, IDA, IDR,
  3,000        Brooklyn Navy Yard Cogen Partners,
                Rev., 5.65%, 10/01/28                            2,798
  3,010        Brooklyn Navy Yard Cogen Partners,
                Rev., 6.20%, 10/01/22                            3,051
              New York City, New York, Municipal
               Water Finance Authority, Water &
               Sewer Systems,
    130        Prerefunded, Ser. A, Rev., 7.00%,
                06/15/01 -                                         138
    605        Unrefunded Balance, Ser. A,
                Rev., 7.00%, 06/15/09                              638
  2,550       New York State, Dorm Authority, Niagara
               Nursing Home, Rev., 5.55%, 08/01/27               2,469
              New York State, Environmental Facilities
               Corp., PCR, State Water, Revolving Fund,
  3,000        Rev., 5.75%, 06/15/12                             3,132
    705        Unrefunded Balance, Ser. A, Rev.,
                7.25%, 06/15/10                                    753

                         See notes to financial statements.


                                                                            |
                                                                            | 17
                                                                            |

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                            Value
----------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
             New York State, Housing Finance
              Authority,
$ 860         Unrefunded Balance, Rev., 8.00%,
               11/01/08                                       $    903
  300         Rev., 6.95%, 08/15/12                                319
4,005        New York State, Local Government
              Assistance Corp., Ser. E, Rev., 5.25%,
              04/01/16                                           3,922
  745        New York State, Medical Care Facilities
              Finance Agency, Unrefunded Balance,
              Rev., 7.88%, 08/15/20                                783
1,000        New York State, Municipal Bond Bank,
              Buffalo Special Project, Rev., 6.88%,
              03/15/06                                           1,057
2,000        New York State, Thruway Authority,
              Service Contract, Local Highway &
              Bridges, Rev., 6.00%, 04/01/11                     2,095
2,205        New York State, Urban Development
              Corp., Center for Individual
              Innovation Project, Rev., 5.50%,
              01/01/13                                           2,203
4,540        Niagara, New York, Frontier
              Transportation Authority, Greater
              Buffalo International Airport, Rev.,
              5.75%, 04/01/04                                    4,753
              Port Authority of New York & New Jersey,
5,000          Consolidated 93rd Ser.,
                Rev., 6.13%, 06/01/2094                          5,342
3,000          Special Obligation, 3rd Installment,
                Special Project, KIAC-4,
                Rev., 7.00%, 10/01/07                            3,226
             Puerto Rico Commonwealth,
2,000         GO, 6.00%, 07/01/16                                2,136
3,500         Public Improvement, GO, 5.25%,
               07/01/15                                          3,433
3,000        Puerto Rico Electric Power Authority,
              Ser. EE, Rev., 4.75%, 07/01/24                     2,599

                       See notes to financial statements.


   |
18 |
   |

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                            Value
----------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 2,000      Puerto Rico Industrial, Medical &
              Environmental PCFFA, Rev., 6.45%,
              12/01/25                                        $  2,081
  5,000      Rensselaer, New York, Municipal Leasing
              Corp., Rensselaer County Nursing
              Home, Ser. A, Rev., 6.90%, 06/01/24                5,333
  5,000      Suffolk County, New York, IDA, IDR,
              Nissequogue Cogen Partners Facility,
              Rev., 5.50%, 01/01/23                              4,652
  1,250      Triborough Bridge & Tunnel Authority,
              New York, General Purpose, Ser. A,
              Rev., 5.13%, 01/01/18                              1,182
             Virgin Islands, Public Finance Authority,
  1,150       Senior Lien, Ser. A, Rev., 7.25%,
               10/01/18                                          1,270
  5,000       Matching Fund Lien Notes, Ser. B,
               Rev., 5.50%, 10/01/22                             4,719
  1,150      Westchester County, New York, GO,
              6.70%, 11/01/06                                    1,294
             Westchester County, New York, IDA,
    775       AGR Realty Co. Project, Rev., 5.75%,
               01/01/02                                            788
  2,000       Resource Recovery, Resco Co. Project,
               Ser. A, Rev., 5.70%, 07/01/08                     2,086
             Westchester County, New York, IDA,
              Civic Facility,
  2,000       Children's Village Project, Ser. A,
               Rev., 5.30%, 03/15/14                             1,924
  1,000       Rippowam-Cisqua School Project,
               Rev., 5.75%, 06/01/29                               959
             Western Nassau County, New York,
              Water Authority, Water Systems,
  1,000       Rev., 5.50%, 05/01/16                                999
  2,000       Rev., 5.65%, 05/01/26                              1,992
----------------------------------------------------------------------
             Total Long Term Municipal Bonds
             (Cost $95,721)                                     95,745
----------------------------------------------------------------------

                       See notes to financial statements.


                                                                            |
                                                                            | 19
                                                                            |

Chase Vista New York Tax Free Income Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                            Value
----------------------------------------------------------------------
Short-Term Investments--4.6%
----------------------------------------------------------------------
             Floating Rate Demand Notes -- 2.0%
$ 1,500       Long Island Power Authority, New York
               Electric System, Sub-Ser. 5, Rev.,
               2.70%, 09/01/99                                $  1,500
    500       New York City, New York, Sub-Ser. A-8,
               GO, 2.80%, 09/01/99                                 500
                                                              --------
             Total Floating Rate Demand Notes
             (Cost $2,000)                                       2,000
                                                              --------
                              Shares
             Money Market Fund -- 2.6%
  2,655       Provident New York Money Market Fund
             (Cost $2,655)                                       2,655
----------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $4,655)                                       4,655
----------------------------------------------------------------------
             Total Investments -- 98.8%
             (Cost $100,376)                                  $100,400
----------------------------------------------------------------------

Index:
-              --   The maturity date shown is the date of the prerefunded call.
Dorm           --   Dormitory.
Floating Rate
Demand Note    --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
GO             --   General Obligation Bond.
IDA            --   Industrial Development Authority.
IDR            --   Industrial Development Revenue.
PCFFA          --   Pollution Control Facilities Financing Authority.
PCR            --   Pollution Control Revenue.
Rev.           --   Revenue Bond.


                       See notes to financial statements.


   |
20 |
   |

                Chase Vista California Intermediate Tax Free Fund

                              as of August 31, 1999
                                   (unaudited)


Fund Facts

                   Objective         Income exempt from federal and
                                     California state taxes*

         Primary investments         California municipal bonds

 Suggested investment time frame     3-5 years minimum

                Market benchmark     Lehman Municipal Bond Index
                                     Lehman California Intermediate
                                     Municipal Bond Index

           Lipper Funds category     California Intermediate Municipal Debt
                                     Funds Average

                                     Class A
                                     -------

                  Inception date     7/16/93

                Newspaper symbol     CA TF Int

                      Net assets     $21 Million

                Average maturity     9.5 years

                Average duration     6.2 years

                 Average quality     A

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

|------|------|------|
|      |  X   |      |  High
|------|------|------|
|      |      |      |  Med.
|------|------|------|
|      |      |      |  Low
|------|------|------|
Short   Int.   Long


                                                                            |
                                                                            | 21
                                                                            |

                Chase Vista California Intermediate Tax Free Fund

                              as of August 31, 1999
                                   (unaudited)


How the Fund Performed

Chase Vista California Intermediate Tax Free Fund, which seeks to provide income that is exempt from Federal and California Franchise taxes through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of .28% for the year ended August 31, 1999 (Class A shares, without sales charges). This compares to a return of .69% for the Lipper California Intermediate Municipal Debt Funds Average and 1.76% for the unmanaged Lehman California Intermediate Municipal Bond Index.


How the Fund Was Managed

With its longer-than-benchmark duration, the Fund benefited as interest rates continued their sharp decline in September and early October of 1998 in response to dramatic action by the Fed to loosen monetary policy in light of global economic concerns. The management team extended the Fund's duration (and hence its interest rate sensitivity) further in October to take advantage of the fact that the yields on California municipal bonds were actually higher than those on U.S. Treasuries of similar maturity.

When supply was subsequently even heavier than expected, the Fund initially suffered from its aggressive duration, but the management team decided against cutting duration by selling what were essentially irreplaceable, non-callable higher yielding bonds and thereby realizing gains that would be taxable to shareholders. Instead, the management team decided to ride through the difficult period and focus on increasing quality and, by the end of the quarter, this focus on quality began to pay off and the Fund ended the year strongly. When supply sputtered in early 1999, the Fund's long duration once again proved beneficial.

In early February, the management team's relative value analysis led it to invest heavily in securities with maturities of 10 to 15 years to take advantage of the steepness in this part of the yield curve. While the Fund was hurt when this area of the curve was subsequently hurt by unexpected selling by crossover buyers (pensions, life insurance companies and arbitrage accounts that move quickly among markets), the Fund maintained its disciplined investing approach as the yield advantage in the middle part of the yield curve became even more pronounced.

In the final months of the reporting period, the management team sold bonds with maturities of less than 10 years to take advantage of huge retail demand. As the period ended, the management team's focus on the 10 to 15 year part of the yield curve had begun to be a positive factor in performance. In effect, the relative value approach paid off, although it did take longer than anticipated.


Where the Fund May Be Headed

Moving into the new reporting year, the Fund has begun to decrease duration and focus on those securities most attractive to investors in order to maintain maximum liquidity.


   |
22 |
   |

                Chase Vista California Intermediate Tax Free Fund

                              as of August 31, 1999
                                   (unaudited)


How Much of the Fund Was Invested


[Start Pie Chart]

Investments   (98.1%)
Chas/Other     (1.9%)

{End Pie Chart]


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                           Since
                                 1 Year         5 Years       Inception (7/16/93)
                                 ------         -------       -------------------
 Class A Shares
  Without Sales Charge            0.28%          5.58%                  4.79%
  With Sales Charge*             -4.23%          4.61%                  4.01%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*The maximum sales charge for A shares is 4.50%.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.


                                                                            |
                                                                            | 23
                                                                            |

                Chase Vista California Intermediate Tax Free Fund

                              as of August 31, 1999
                                   (unaudited)


Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista California Intermediate Tax Free Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[Start Mountain Chart]

Chase Vista California Intermediate Tax Free Fund
Lehman Muni Bond Index
Lehman California Intermediate Muni Bond Index
Lipper California Intermediate Muni Debt Funds Avg.

1993        9,555      10,000       10,000     10,000
1994        9,697      10,205       10,321     10,253
1995       10,430      11,110       11,235     10,911
1996       10,951      11,691       11,725     11,379
1997       11,768      12,774       12,727     12,215
1998       12,687      13,879       13,690     13,051
1999       12,723      13,948       13,931     13,132

[End Mountain Chart]


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista California Intermediate Tax Free Fund, the Lehman Municipal Bond Index, the Lehman California Intermediate Municipal Bond Index and the Lipper California Intermediate Municipal Debt Funds Average from July 16, 1993 to August 31, 1999. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman California Intermediate Municipal Bond Index is a total return performance benchmark for the California investment grade tax exempt bond market. Bonds included in the Lehman California Intermediate Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper California Intermediate Municipal Debt Funds Average represents the average performance of a universe of 29 actively-managed California tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.


   |
24 |
   |

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments August 31, 1999
(amounts in thousands)

Principal
  Amount     Issuer                                            Value
----------------------------------------------------------------------
Long Term Municipal Bonds -- 90.1%
----------------------------------------------------------------------
$ 1,000      California Educational Facilities Authority,
              Stanford University, Ser. P, Rev.,
              5.25%, 12/01/13                                  $ 1,007
  1,000      California State, GO, 6.40%, 09/01/08               1,117
    250       California State, Public Works Board,
              Lease Revenue, Ser. A, Rev., 6.00%,
              09/01/01                                             259
  1,850      Contra Costa, California, Water District,
              Ser. G, Rev., 5.75%, 10/01/14                      1,899
  1,995      Fallbrook, California, Unified High
              School District, San Diego County,
              GO, 5.38%, 09/01/12                                2,041
  1,000      Foothill/Eastern Corridor Agency,
              California Toll Road, Rev., 5.00%,
              01/15/06                                           1,009
  1,000      Franklin-McKinley, California, School
              District, GO, 6.00%, 07/01/16                      1,068
    375      Los Angeles, California, Unified School
              District, Ser. A, GO, 6.00%, 07/01/15                400
  1,000      Los Angeles County, California,
              Transportation Commission, Sales Tax,
              Proposition C, Second Ser., Ser. A,
              Rev., 5.88%, 07/01/02                              1,049
             Northern California Power Agency,
              Public Power,
    340       Escrowed to Maturity, Ser. A,
               Rev., 5.80%, 07/01/09                               366
    660       Unrefunded Balance, Rev., 5.80%,
               07/01/09                                            709
  1,000      Paramount, California, Unified School
              District, TRAN, 4.25%, 09/29/00                    1,006
  1,000      Puerto Rico Electric Power Authority,
              Ser. AA, Rev., 6.25%, 07/01/10                     1,105
  1,000      Redwood City, California, Elementary
              School District, GO, 5.00%, 08/01/16                 956
    265      San Diego, California, Unified School
              District, Ser. A, GO, 0.00%, 07/01/09                162

                         See notes to financial statements.


                                                                            |
                                                                            | 25
                                                                            |

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                            Value
----------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
----------------------------------------------------------------------
$ 1,000       San Francisco, California, City & County
               Airport Commission, International
               Airport, Second Ser., Issue 18A,
               Rev., 6.00%, 05/01/04                           $ 1,067
  1,000       Santa Clara County, California,
               Financing Authority, Lease, Ser. A,
               Rev., 5.75%, 11/15/13                             1,053
     75       South Pasadena, California, Unified
               School District, Ser. C, GO, 0.00%,
               11/01/07                                             51
  1,200       South Orange County Public Financing
               Authority, Senior Lien, Ser. A,
               Rev., 6.20%, 09/01/13                             1,280
  1,000       University of California, UC Medical
               Center, Rev., 10.00%, 07/01/06                    1,305
----------------------------------------------------------------------
             Total Long Term Municipal Bonds
             (Cost $18,888)                                     18,909
----------------------------------------------------------------------
Short Term Investments--8.5%
----------------------------------------------------------------------
             Floating Rate Demand Notes--4.3%
    400       California State, Floating Rate Receipts,
               3.10%, 09/01/99                                     400
    300       Irvine Ranch, California Water District,
               Capital Improvement Project, COP,
               2.60%, 09/01/99                                     300
    100       Orange County, California, Water
               District, Project B, COP, 2.85%,
               09/01/99                                            100

                       See notes to financial statements.


   |
26 |
   |

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments August 31, 1999 (continued)
(amounts in thousands)

Principal
  Amount     Issuer                                            Value
----------------------------------------------------------------------
Short Term Investments -- (continued)
----------------------------------------------------------------------
$  100        Regional Airports Improvement Corp.,
               Los Angeles, California, Terminal
               Facilities, Los Angeles International
               Airport, Rev., 3.20%, 09/01/99                  $   100
                                                               -------
             Total Floating Rate Demand Notes
             (Cost $900)                                           900
                                                               -------
Shares
             Money Market Fund--4.2%
   876        Provident California Money Market Fund
             (Cost $876)                                           876
----------------------------------------------------------------------
             Total Short Term Investments
             (Cost $1,776)                                       1,776
----------------------------------------------------------------------
             Total Investments--98.6%
             (Cost $20,664)                                    $20,685
----------------------------------------------------------------------

Index:
COP            --   Certificates of Participation.
Floating Rate
Demand Notes   --   The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1999.
GO             --   General Obligation Bond.
Rev.           --   Revenue Bond.
TRAN           --   Tax & Revenue Anticipation Notes.

                       See notes to financial statements.


                                                                            |
                                                                            | 27
                                                                            |

Chase Vista Funds
Statement of Assets and Liabilities August 31, 1999
--------------------------------------------------------------------------------
(amounts in thousands, except per share amounts)

                                                                              California
                                                                New York     Intermediate
                                                Tax Free        Tax Free       Tax Free
                                              Income Fund     Income Fund        Fund
                                              -----------     -----------    ------------
ASSETS:
  Investment securities, at value (Note 1)      $72,237        $100,400        $ 20,685
  Other assets ...........................            1               1              --
  Receivables:
   Investment securities sold ............           --              --              59
   Interest ..............................          971           1,522             316
   Fund shares sold ......................           20               4              31
                                                -------        --------        --------
     Total Assets ........................       73,229         101,927          21,091
                                                -------        --------        --------
LIABILITIES:
  Payables:
   Investment securities purchased .......        2,088              --              --
   Fund shares redeemed ..................          918              89              21
   Dividends .............................           81             105              36
  Accrued liabilities: (Note 2)
   Investment advisory fees ..............            3              19              --
   Administration fees ...................            9              13              --
   Shareholder servicing fees ............            8              11              --
   Distribution fees .....................            9              10              --
   Custody fees ..........................           12              17               8
   Other .................................           50              46              37
                                                -------        --------        --------
     Total Liabilities ...................        3,178             310             102
                                                -------        --------        --------
NET ASSETS:
 Paid in capital .........................       70,580         101,746          20,562
 Accumulated undistributed/
  (overdistributed) net
  investment income ......................          (96)            (52)            189
 Accumulated net realized gain (loss)
  on investment transactions .............           81            (101)            217
 Net unrealized appreciation
  (depreciation) of investments ..........         (514)             24              21
                                                -------        --------        --------
     Total Net Assets ....................      $70,051        $101,617        $ 20,989
                                                =======        ========        ========
Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized)
  Class A Shares .........................        4,642           7,615           2,144
  Class B Shares .........................        1,122           1,331              --
Class A:
 Net asset value and redemption
  price per share (net assets/shares
  outstanding) ...........................      $ 12.17        $  11.36        $   9.79
 Maximum offering price per share
  (net asset value per share/95.5%).......      $ 12.74        $  11.90        $  10.25
Class B:
 Net asset value and maximum
  offering price per share (net
  assets/shares outstanding)* ............      $ 12.10        $  11.34        $     --
                                                =======        ========        ========
 Cost of investments .....................      $72,751        $100,376        $ 20,664
                                                =======        ========        ========

--------------
*Redemption may be subject to contingent deferred sales charge.

                       See notes to financial statements.


   |
28 |
   |

Chase Vista Funds
Statement of Operations For the year ended August 31, 1999
--------------------------------------------------------------------------------
(amounts in thousands)

                                                                                        California
                                                                           New York    Intermediate
                                                           Tax Free        Tax Free      Tax Free
                                                         Income Fund     Income Fund       Fund
                                                         -----------     -----------   ------------
INTEREST INCOME: (Note 1C) ..........................     $  3,778        $  6,324        $  1,092
                                                          --------        --------        --------
EXPENSES: (Note 2)
  Investment advisory fees ..........................          220             364              71
  Administration fees ...............................          110             182              36
  Shareholder servicing fees ........................          183             304              59
  Distribution fees .................................          257             379              59
  Custodian fees ....................................           67              86              40
  Printing and postage ..............................           22              39               6
  Professional fees .................................           37              36              33
  Registration costs ................................           37               1              10
  Transfer agent fees ...............................          117             125              33
  Trustees' fees and expenses .......................            4               6               1
  Other .............................................           23               6              --
                                                          --------        --------        --------
    Total expenses ..................................        1,077           1,528             348
  Less amounts waived (Note 2E) .....................          396             483             205
                                                          --------        --------        --------
    Net expenses ....................................          681           1,045             143
                                                          --------        --------        --------
     Net investment income ..........................        3,097           5,279             949
                                                          --------        --------        --------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on:
    Investments .....................................          466             108             256
    Futures transactions ............................          (74)           (179)            (37)
   Change in net unrealized appreciation/
    depreciation of investments and futures .........       (4,490)         (6,828)         (1,056)
                                                          --------        --------        --------
   Net realized and unrealized loss on
    investments and futures transactions ............       (4,098)         (6,899)           (837)
                                                          --------        --------        --------
   Net increase (decrease) in net assets from
    operations ......................................     $ (1,001)       $ (1,620)       $    112
                                                          ========        ========        ========

                       See notes to financial statements.


                                                                            |
                                                                            | 29
                                                                            |

Chase Vista Funds
Statement of Changes in Net Assets   For the year ended August 31,
--------------------------------------------------------------------------------
(amounts in thousands)

                                                                                                                    California
                                                                                             New York              Intermediate
                                                                     Tax Free                Tax Free                Tax Free
                                                                    Income Fund             Income Fund                Fund
                                                               --------------------    --------------------    --------------------
                                                                  1999        1998        1999        1998        1999        1998
                                                               --------    --------    ---------   --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ....................................... $  3,097    $  3,230    $   5,279   $  4,750    $    949    $  1,056
 Net realized gain (loss) on investments and futures
  transactions ...............................................      392       1,721          (71)     1,444         219         318
 Change in net unrealized appreciation/depreciation of
  investments and futures ....................................   (4,490)      1,732       (6,828)     3,152      (1,056)        453
                                                               --------    --------    ---------   --------    --------    --------
 Increase (decrease) in net assets from operations ...........   (1,001)      6,683       (1,620)     9,346         112       1,827
                                                               --------    --------    ---------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A ....................................................   (2,576)     (2,723)      (4,734)    (4,223)       (949)     (1,054)
  Class B ....................................................     (520)       (510)        (542)      (514)         --          --
 Net realized gain on investment transactions:
  Class A ....................................................       --          --         (960)      (847)       (316)       (238)
  Class B ....................................................       --          --         (134)      (137)         --          --
                                                               --------    --------    ---------   --------    --------    --------
   Total distributions to shareholders .......................   (3,096)     (3,233)      (6,370)    (5,721)     (1,265)     (1,292)
                                                               --------    --------    ---------   --------    --------    --------
Increase (decrease) from capital share transactions (Note 5) .   (2,228)     (3,413)     (16,066)    25,339      (1,854)     (2,064)
                                                               --------    --------    ---------   --------    --------    --------
  Total increase (decrease) in net assets ....................   (6,325)         37      (24,056)    28,964      (3,007)     (1,529)
NET ASSETS:
  Beginning of period ........................................   76,376      76,339      125,673     96,709      23,996      25,525
                                                               --------    --------    ---------   --------    --------    --------
  End of period .............................................. $ 70,051    $ 76,376    $ 101,617   $125,673    $ 20,989    $ 23,996
                                                               ========    ========    =========   ========    ========    ========

                       See notes to financial statements.


   |
30 |
   |

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified management investment company. Chase Vista Tax Free Income Fund ("CVTFI"), Chase Vista New York Tax Free Income Fund ("CVNYTFI") and Chase Vista California Intermediate Tax Free Fund ("CVCITF") (collectively, the "Funds") are three separate portfolios of the Trust.

CVTFI and CVNYTFI offer two classes of shares, referred to as Class A Shares and Class B Shares. Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are ac- counted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts --When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings.


                                                                            |
                                                                            | 31
                                                                            |

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   As of August 31, 1999, the Funds had no outstanding futures contracts.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they will result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.


2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Adviser" ) acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub- investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.


   |
32 |
   |

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub- Administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for CVTFI and CVNYTFI in accordance with Rule 12b-1 under the 1940 Act.

   The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% for Class B Shares. The Distributor voluntarily waived all or a portion of distribution fees as outlined in
   Note 2.E. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the year ended August 31, 1999, the Adviser, Administrator, Shareholder Servicing Agents and Distributor voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                                     CVTFI       CVNYTFI   CVCITF
                                     -----       -------   ------
   Investment Advisory ...........    $168        $ 69      $ 71
   Administration ................      --          --        16
   Shareholder Servicing .........      82         149        59
   Distribution ..................     146         265        59
                                      ----        ----      ----
                                      $396        $483      $205
                                      ====        ====      ====

   F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- The cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                          CVTFI       CVNYTFI     CVCITF
                          -----       -------     ------
   Purchases .........   $70,839      $76,588     $23,601
   Sales .............    76,916       92,985      25,026


                                                                            |
                                                                            | 33
                                                                            |

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1999, are as follows (amounts in thousands):

                                                     CVTFI      CVNYTFI       CVCITF
                                                     -----      -------       ------
   Aggregate cost ........................          $72,751     $100,376      $20,664
                                                    -------     --------      -------
   Gross unrealized appreciation .........          $ 1,256     $  2,243      $   264
   Gross unrealized depreciation .........           (1,770)      (2,219)        (243)
                                                    -------     --------      -------
   Net unrealized appreciation/
    (depreciation) .......................          $ (514)     $     24      $    21
                                                    =======     ========      =======

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows (amounts in thousands):

                                                    Tax Free Income Fund
                                        --------------------------------------------
                                                          Class A
                                        --------------------------------------------
                                                    Year Ended August 31,
                                                1999                     1998
                                        -------------------      -------------------
                                         Amount      Shares       Amount      Shares
                                        -------      ------      -------      ------
Shares sold ........................    $49,991       3,930      $38,661        3,059
Shares issued in reinvestment
  of distributions .................      1,705         134        1,779          140
Shares redeemed ....................    (52,915)     (4,152)     (45,007)      (3,560)
                                        -------      ------      -------      -------
Net decrease in Trust shares
  outstanding ......................    $(1,219)        (88)     $(4,567)        (361)
                                        =======      ======      =======      =======

                                                    Tax Free Income Fund
                                        --------------------------------------------
                                                          Class B
                                        --------------------------------------------
                                                    Year Ended August 31,
                                                1999                     1998
                                        -------------------      -------------------
                                         Amount      Shares       Amount      Shares
                                        -------      ------      -------      ------
Shares sold ........................    $ 4,030         316       $3,265          259
Shares issued in reinvestment
  of distributions .................        360          28          362           29
Shares redeemed ....................     (5,399)       (425)      (2,473)        (197)
                                        -------        ----       ------         ----
Net increase (decrease) in
  Trust shares outstanding .........    $(1,009)        (81)      $1,154           91
                                        =======        ====       ======         ====

                                                New York Tax Free Income Fund
                                        --------------------------------------------
                                                          Class A
                                        --------------------------------------------
                                                    Year Ended August 31,
                                                1999                     1998
                                        -------------------      -------------------
                                         Amount      Shares       Amount      Shares
                                        -------      ------      -------      ------
Shares sold ........................   $ 40,533       3,372      $45,437        3,787
Shares issued in reinvestment
  of distributions .................      4,452         373        4,132          344
Shares redeemed ....................    (62,404)     (5,230)     (25,061)      (2,084)
                                       --------      ------      -------       ------
Net increase (decrease) in
  Trust shares outstanding .........   $(17,419)     (1,485)     $24,508        2,047
                                       ========      ======      =======       ======


   |
34 |
   |

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                New York Tax Free Income Fund
                                        --------------------------------------------
                                                          Class B
                                        --------------------------------------------
                                                    Year Ended August 31,
                                                1999                     1998
                                        -------------------      -------------------
                                         Amount      Shares       Amount      Shares
                                        -------      ------      -------      ------
Shares sold ........................     $3,825         321       $2,898          242
Shares issued in reinvestment
  of distributions .................        503          42          498           42
Shares redeemed ....................     (2,975)       (249)      (2,565)        (214)
                                         ------        ----       ------         ----
Net increase in Trust shares
  outstanding ......................     $1,353         114       $  831           70
                                         ======        ====       ======         ====

                                            California Intermediate Tax Free Fund
                                        --------------------------------------------
                                                    Year Ended August 31,
                                                1999                     1998
                                        -------------------      -------------------
                                         Amount      Shares       Amount      Shares
                                        -------      ------      -------      ------
Shares sold ........................    $ 4,457         435      $ 2,222          219
Shares issued in reinvestment
  of distributions .................        490          48          564           56
Shares redeemed ....................     (6,801)       (671)      (4,850)        (478)
                                        -------        ----      -------         ----
Net decrease in Trust shares
   outstanding ......................   $(1,854)       (188)     $(2,064)        (203)
                                        =======        ====      =======         ====

6. Concentration of Credit Risk -- CVTFI, CVNYTFI and CVCITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, CVNYTFI and CVCITF primarily investing in issuers in the States of New York and California, respectively. As of August 31, 1999, CVTFI invested approximately 25.5% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

7. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows (amounts in thousands):

                      Pension          Accrued
                     Expenses     Pension Liability
                     --------     -----------------
CVTFI ...........     $  1.3           $  7.3
CVNYTFI .........        2.2              9.9
CVCITF ..........        0.4              2.4

8. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at August 31, 1999, nor at any time during the year then ended.


                                                                            |
                                                                            | 35
                                                                            |

Chase Vista Funds
Financial Highlights
--------------------------------------------------------------------------------

                                                                Tax Free Income Fund
                                              -------------------------------------------------------
                                                                       Class A
                                              -------------------------------------------------------
                                                                Year Ended August 31,
                                              -------------------------------------------------------
                                                1999        1998        1997        1996       1995
                                              --------    -------     -------     -------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......  $  12.89    $ 12.32    $  11.84    $  11.85    $  11.70
                                              --------    -------    --------    --------    --------
 Income from Investment Operations:
  Net Investment Income ....................      0.56       0.56        0.58        0.58        0.58
  Net Gains or Losses in Securities
   (both realized and unrealized) ..........     (0.72)      0.57        0.48       (0.01)       0.15
                                              --------    -------    --------    --------    -------
  Total from Investment Operations .........     (0.16)      1.13        1.06        0.57        0.73
                                              --------    -------    --------    --------    -------
 Less Distributions:
  Dividends from Net Investment Income .....      0.56       0.56        0.58        0.58        0.58
  Distributions from Capital Gains .........        --         --          --          --          --
                                              --------    -------    --------    --------    --------
  Total Distributions ......................      0.56       0.56        0.58        0.58        0.58
                                              --------    -------    --------    --------    --------
Net Asset Value, End of Period .............  $  12.17    $ 12.89    $  12.32    $  11.84    $  11.85
                                              ========    =======    ========    ========    ========
Total Return (1) ...........................     (1.33%)     9.38%       9.14%       4.88%       6.53%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .......  $     56    $    61    $     63    $     70    $     89
Ratios to Average Net Assets:
 Expenses ..................................      0.75%      0.80%       0.90%       0.90%       0.85%
 Net Investment Income .....................      4.41%      4.44%       4.78%       4.83%       5.07%
 Expenses Without Waivers and Assumption
  of Expenses ..............................      1.37%      1.31%       1.29%       1.46%       1.47%
  Net Investment Income Without Waivers
   and Assumption of Expenses ..............      3.79%      3.93%       4.39%       4.27%       4.45%
Portfolio turnover rate ....................       102%       172%        147%        210%        233%

                                                                Tax Free Income Fund
                                              -------------------------------------------------------
                                                                       Class B
                                              -------------------------------------------------------
                                                                Year Ended August 31,
                                              -------------------------------------------------------
                                                1999        1998        1997        1996       1995
                                              --------    -------     -------     -------     -------
Net Asset Value, Beginning of Period .......  $  12.82    $ 12.25    $  11.76    $  11.77    $  11.65
                                              --------    --------   --------    --------    --------
 Income from Investment Operations:
  Net Investment Income ....................      0.45       0.45        0.48        0.49        0.50
  Net Gains or Losses in Securities
   (both realized and unrealized) ..........     (0.72)      0.57        0.48       (0.01)       0.14
                                              --------    -------    --------    --------    --------
  Total from Investment Operations .........     (0.27)      1.02        0.96        0.48        0.64
                                              --------    -------    --------    --------    --------
 Less Distributions:
  Dividends from Net Investment Income .....      0.45       0.45        0.47        0.49        0.52
  Distributions from Capital Gains .........        --         --          --          --          --
                                              --------    -------    --------    --------    --------
  Total Distributions ......................      0.45       0.45        0.47        0.49        0.52
                                              --------    -------    --------    --------    --------
Net Asset Value, End of Period .............  $  12.10    $ 12.82    $  12.25    $  11.76    $  11.77
                                              ========    =======    ========    ========    ========
Total Return (1) ...........................     (2.23%)     8.45%       8.30%       4.10%       5.70%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .......  $     14    $    15    $     14    $     14    $     14
Ratios to Average Net Assets:
 Expenses ..................................      1.64%      1.64%       1.64%       1.65%       1.61%
 Net Investment Income .....................      3.52%      3.60%       4.04%       4.08%       4.31%
 Expenses Without Waivers and Assumption
  of Expenses ..............................      1.87%      1.81%       1.79%       1.95%       1.97%
  Net Investment Income Without Waivers
   and Assumption of Expenses ..............      3.29%      3.43%       3.89%       3.78%       3.95%
Portfolio turnover rate ....................       102%       172%        147%        210%        233%

-------
(1) Total return figures do not include the effect of any sales load.

                       See notes to financial statements.


   |
36 |
   |

Chase Vista Funds
Financial Highlights (continued)

                                                            New York Tax Free Income Fund
                                              -------------------------------------------------------
                                                                       Class A
                                              -------------------------------------------------------
                                                                Year Ended August 31,
                                              -------------------------------------------------------
                                                1999        1998        1997        1996       1995
                                              --------    -------     -------     -------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......  $  12.18    $ 11.80     $ 11.39     $ 11.47     $ 11.30
                                              --------    -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ....................      0.53       0.54        0.56        0.56        0.57
  Net Gains or Losses on Securities
   (both realized and unrealized) ..........     (0.71)      0.50        0.43       (0.08)       0.17
                                              --------    -------     -------     --------    -------
  Total from Investment Operations .........     (0.18)      1.04        0.99        0.48        0.74
                                              --------    -------     -------     --------    -------
 Less Distributions:
  Dividends from Net Investment Income .....      0.53       0.54        0.56        0.56        0.57
  Distributions from Capital Gains .........      0.11       0.12        0.02          --          --
                                              --------    -------     -------     -------    --------
  Total Distributions ......................      0.64       0.66        0.58        0.56        0.57
                                              --------    -------     -------     -------    --------
Net Asset Value, End of Period .............  $  11.36    $ 12.18     $ 11.80     $ 11.39    $  11.47
                                              ========    =======     =======     =======    ========
Total Return (1) ...........................     (1.60%)     9.03%       8.85%       4.20%       6.82%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .......  $     87    $   111     $    83     $    96    $    104
Ratios to Average Net Assets:
 Expenses ..................................      0.75%      0.79%       0.90%       0.90%       0.85%
 Net Investment Income .....................      4.46%      4.52%       4.77%       4.76%       5.11%
 Expenses Without Waivers and Assumption
  of Expenses ..............................      1.20%      1.21%       1.18%       1.27%       1.37%
 Net Investment Income Without Waivers
  and Assumption of Expenses ...............      4.01%      4.10%       4.49%       4.39%       4.59%
Portfolio turnover rate ....................        65%        91%        107%        156%        122%

                                                            New York Tax Free Income Fund
                                              -------------------------------------------------------
                                                                       Class B
                                              -------------------------------------------------------
                                                                Year Ended August 31,
                                              -------------------------------------------------------
                                                1999        1998        1997        1996       1995
                                              --------    -------     -------     -------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......  $  12.16    $ 11.76     $ 11.33    $  11.41    $  11.27
                                              --------    --------    -------    --------    --------
 Income from Investment Operations:
  Net Investment Income ....................      0.43       0.44        0.46        0.47        0.49
  Net Gains or Losses on Securities
   (both realized and unrealized) ..........     (0.71)      0.51        0.43       (0.09)       0.16
                                              --------    -------     -------    --------     -------
  Total from Investment Operations .........     (0.28)      0.95        0.89        0.38        0.65
                                              --------    -------     -------    --------     -------
 Less Distributions:
  Dividends from Net Investment Income .....      0.43       0.43        0.44        0.46        0.51
  Distributions from Capital Gains .........      0.11       0.12        0.02          --          --
                                              --------    -------     -------    --------     -------
  Total Distributions ......................      0.54       0.55        0.46        0.46        0.51
                                              --------    -------     -------    --------     --------
Net Asset Value, End of Period .............  $  11.34    $ 12.16     $ 11.76    $  11.33     $ 11.41
                                              ========    =======     =======    ========     =======
Total Return (1) ...........................     (2.47%)     8.27%       8.03%       3.46%       5.99%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .......  $     15    $    15     $    14    $     14     $    11
Ratios to Average Net Assets:
 Expenses ..................................      1.64%      1.64%       1.64%       1.65%       1.61%
 Net Investment Income .....................      3.58%      3.68%       4.03%       4.01%       4.35%
 Expenses Without Waivers and Assumption
  of Expenses ..............................      1.70%      1.71%       1.68%       1.76%       1.87%
 Net Investment Income Without Waivers
  and Assumption of Expenses ...............      3.52%      3.61%       3.99%       3.90%       4.09%
Portfolio turnover rate ....................        65%        91%        107%        156%        122%

-------
(1) Total return figures do not include the effect of any sales load.


                       See notes to financial statements.


                                                                            |
                                                                            | 37
                                                                            |

Chase Vista Funds
Financial Highlights (continued)

                                                                                       California Intermediate Tax Free Fund
                                                                            --------------------------------------------------------
                                                                                               Year Ended August 31,
                                                                            --------------------------------------------------------
                                                                               1999        1998          1997       1996       1995
                                                                            -------     -------        ------     ------     ------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....................................  $ 10.29     $ 10.07        $ 9.81     $ 9.89     $ 9.69
                                                                            -------     -------        ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ..................................................     0.41        0.45          0.46       0.48       0.51
  Net Gains or Losses on Securities (both realized and unrealized) .......    (0.37)       0.32          0.26       0.01       0.20
                                                                            -------     -------        ------     ------     ------
  Total from Investment Operations .......................................     0.04        0.77          0.72       0.49       0.71
                                                                            -------     -------        ------     ------     ------
 Less Distributions:
  Dividends from Net Investment Income ...................................     0.41        0.45          0.33       0.48       0.51
  Distributions from Capital Gains .......................................     0.13        0.10          0.13       0.09         --
                                                                            -------     -------        ------     ------     ------
  Total Distributions ....................................................     0.54        0.55          0.46       0.57       0.51
                                                                            -------     -------        ------     ------     ------
Net Asset Value, End of Period ...........................................  $  9.79     $ 10.29        $10.07     $ 9.81     $ 9.89
                                                                            =======     =======        ======     ======     ======
Total Return (1) .........................................................     0.28%       7.81%         7.46%      5.00%      7.55%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....................................  $    21     $    24        $   26     $   28     $   33
Ratios to Average Net Assets:
 Expenses ................................................................     0.60%       0.60%         0.60%      0.60%      0.52%
 Net Investment Income ...................................................     3.99%       4.38%         4.65%      4.77%      5.24%
 Expenses Without Waivers and Assumption of Expenses .....................     1.46%       1.44%         1.33%      1.47%      1.40%
 Net Investment Income Without Waivers and Assumption of Expenses ........     3.13%       3.54%         3.92%      3.90%      4.36%
Portfolio turnover rate ..................................................      111%         44%           66%       188%        94%

-------
(1) Total return figures do not include the effect of any sales load.


                       See notes to financial statements.


   |
38 |
   |

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Tax Free Income Fund, Chase Vista New York Tax Free Income Fund and Chase Vista California Intermediate Tax Free Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 11, 1999


                                                                            |
                                                                            | 39
                                                                            |

                                   Unaudited
Chase Vista Tax Free Income Fund (CVTFI)
Chase Vista New York Tax Free Income Fund (CVNYTFI)
Chase Vista California Intermediate Tax Free Fund (CVCITF)
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1999. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1999. The information necessary to complete your income tax returns for the calendar year ending December 31, 1999 will be received under separate cover.

   FOR THE FISCAL YEAR ENDED AUGUST 31, 1999

      o The dividends paid from net investment income are 92.10%, 86.81% and 94.35% exempt from Federal income tax for CVTFI, CVNYTFI and CVCITF, respectively.

      o For shareholders who are subject to the Alternative Minimum Tax, the income from private activities bond issued after August
        7, 1986, which may be considered a tax preference item, was 7.90%, 13.19% and 5.65% for CVTFI, CVNYTFI and
        CVCITF, respectively.

      o Long-term capital gain distributions were $0.002 and $0.090 per share for CVNYTFI and CVCITF, respectively.


   |
40 |
   |

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

CHASE VISTA TAX FREE FUNDS ANNUAL REPORT


Investment Adviser, Administrator,

Shareholder and Fund Servicing

Agent and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP



Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




(C) The Chase Manhattan Corporation, 1999, 2000.  All Rights Reserved.
                                                                    October 1999



[Chase Vista Funds Logo]

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039